UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Summit Asset Management, LLC
Address:  5100 Wheelis Drive, Suite 107
          Memphis, TN 38117

Form 13F File Number:  028-14078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Lance Wayne Hollingsworth
Title:    Senior Vice President, Trading and Operations
Phone:    901-729-8100

Signature, Place, and Date of Signing:

/s/ Lance Wayne Hollingsworth          Memphis, TN              November 9, 2011
-----------------------------          -----------              ----------------
         [Signature]                  [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           64
                                         -----------

Form 13F Information Table Value Total:  $    62,768
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

          COLUMN 1                COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
----------------------------- ----------------- --------- ----------- -------------------- ---------- -------- ---------------------
                                                                                                                 VOTING AUTHORITY
                                  TITLE OF                   VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ---------------------
       NAME OF ISSUER               CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED  NONE
----------------------------- ----------------- --------- ----------- ----------- --- ---- ---------- -------- ------- ------ ------
Active Power Inc.             COM               00504W100          13      10,011 SH       SOLE                      0        10,011
Alliance Bernstein            UNIT LTD PARTN    01881G106         184      13,450 SH       SOLE                  5,450         8,000
America Movil SA CV           SPON ADR L SHS    02364W105         234      10,600 SH       SOLE                 10,600
Apple Computer, Inc.          COM               37833100          421       1,103 SH       SOLE                  1,038            65
AT&T                          COM               00206R102         838      29,369 SH       SOLE                 24,994         4,375
Autozone, Inc.                COM               53332102          563       1,765 SH       SOLE                  1,515           250
Berkshire Hathaway A          COM               84990175          427         400 SH       SOLE                    400
Berkshire Hathaway Class B    COM               84670702        1,905      26,819 SH       SOLE                 22,469         4,350
Bristol-Meyers Squibb Co.     COM               110122108         310       9,874 SH       SOLE                  8,061         1,813
Charles Schwab Corp.          COM               808513105         156      13,829 SH       SOLE                  7,229         6,600
Chevron Texaco                COM               166764100         467       5,049 SH       SOLE                  4,283           766
Coca Cola Company             COM               191216100         775      11,470 SH       SOLE                  7,105         4,365
Conocophillips                COM               20825C104         352       5,552 SH       SOLE                  1,988         3,564
Credit Suisse High Yield      COM               224916106          57      16,500 SH       SOLE                      0        16,500
DirecTV                       COM               25490A101         279       6,603 SH       SOLE                  6,603
Dow Jones Industrial Average  UT SER 1          78467X109       6,481      59,501 SH       SOLE                 55,398         4,103
Enterprise Products Partners
  L                           COM               293792107         506      12,606 SH       SOLE                  3,991         8,615
Exxon Mobil Corporation       COM               30231G102       1,788      24,618 SH       SOLE                 17,272         7,346
Federal Express Corp.         COM               31428X106         415       6,132 SH       SOLE                  5,057         1,075
First Horizon Bank            COM               320517105         644     108,112 SH       SOLE                 93,300        14,812
G T X Inc                     COM               40052B108          48      14,461 SH       SOLE                 14,461
General Electric              COM               369604103         568      37,295 SH       SOLE                 36,035         1,260
Genesis Energy Lp             UNIT LTD PARTN    371927104         482      19,900 SH       SOLE                 16,800         3,100
i-S&P 500 LargeCap Value
  Index                       S&P LRGE VAL INDX 464287408         270       5,237 SH       SOLE                  5,237
i-S&P MidCap 400 Index        S&P MIDCAP 400    464287507       7,241      92,850 SH       SOLE                 84,568         8,282
i-S&P SmallCap 600 Index      S&P MIDCAP 600    464287804         238       4,064 SH       SOLE                  4,064
i-S&P SmallCap 600 Value
  Index                       S&P SMLCAP VAL    464287879         273       4,609 SH       SOLE                  4,609
IBM                           COM               459200101       1,310       7,491 SH       SOLE                  7,491
Idexx Labs Inc.               COM               45168D104         345       5,000 SH       SOLE                  5,000
iShares M* Large Cap Growth   LRGE GRW INDX     464287119         302       5,012 SH       SOLE                  5,012
iShares M* Large Cap Value    LARGE VAL INDX    464288109         237       4,500 SH       SOLE                  4,500
iShares M* Mid Cap Core       MID CORE INDEX    464288208       7,303      97,374 SH       SOLE                 87,324        10,050
iShares M* Mid Cap Growth     MID GRWTH INDX    464288307       7,901      90,734 SH       SOLE                 80,760         9,974
iShares M* Small Cap Core     SMLL CORE INDX    464288505         223       3,062 SH       SOLE                  3,062
iShares M* Small Cap Growth   SMLL GRWTH INDX   464288604         256       3,496 SH       SOLE                  3,496
iShares MSCI EAFE             MSCI EAFE INDEX   464287465         367       7,684 SH       SOLE                  7,154           530
iShares MSCI Emerging Markets MSCI EM MKTS      464287234         238       6,780 SH       SOLE                  6,780
iShares S&P 500               S&P 500 INDEX     464287200       1,078       9,486 SH       SOLE                  5,834         3,652
Johnson & Johnson             COM               478160104         761      11,943 SH       SOLE                  9,128         2,815
Kraft Foods Inc.              COM               50075N104         313       9,308 SH       SOLE                  6,608         2,700
Level 3 Communications        COM               52729N100         102      68,700 SH       SOLE                 28,000        40,700
Mc Donalds Corp               COM               580135101         211       2,400 SH       SOLE                  1,200         1,200
Mid-American Apartment        COM               59522J103         567       9,421 SH       SOLE                  6,921         2,500
Nasdaq 100 SPDRs              UNIT SER 1        73935A104         415       7,910 SH       SOLE                  4,462         3,448
Nustar Energy                 UNIT COM          67058H102         235       4,500 SH       SOLE                  1,500         3,000
Nuveen Real Estate Fund       COM               67071B108         119      13,300 SH       SOLE                      0        13,300
P P G Industries Inc.         COM               693506107         334       4,728 SH       SOLE                  4,728
Pfizer, Inc.                  COM               717081103         394      22,297 SH       SOLE                 12,147        10,150
Philip Morris International   COM               718172109         315       5,054 SH       SOLE                  5,054
PIMCO Enhanced Short Maturity ENHAN SHRT MAT    72201R833         761       7,583 SH       SOLE                  5,583         2,000
Procter & Gamble Co           COM               742718109       1,959      31,006 SH       SOLE                 27,641         3,365
Royal Bank of Canada          COM               780087102         290       6,351 SH       SOLE                  6,351
Rydex Russell 50 Index        TOP 50 ETF        78355W205         323       3,920 SH       SOLE                  1,917         2,003
Schwab Large Cap Index        US LRG CAP ETF    808524201         365      13,577 SH       SOLE                 13,577
Schwab Small Cap Index        US SML CAP ETF    808524607         257       8,949 SH       SOLE                  8,949
SPDR S&P Dividend ETF         S&P DIVID ETF     78464A763         391       8,060 SH       SOLE                  6,885         1,175
Suntrust Banks Inc.           COM               867914103         191      10,638 SH       SOLE                  7,138         3,500
Vanguard Bond Short Term Bond SHORT TRM BOND    921937827         267       3,285 SH       SOLE                  3,285
Vanguard Emerging Market ETF  MSCI EMR MKT ETF  922042858       6,519     181,931 SH       SOLE                158,846        23,085
Vanguard S/T Corporate Bond
  ET                          SHRT-TERM CORP    92206C409         883      11,380 SH       SOLE                  6,040         5,340
Verizon Communications        COM               92343V104         333       9,058 SH       SOLE                  6,233         2,825
Wal-Mart Stores, Inc.         COM               931142103         497       9,569 SH       SOLE                  5,869         3,700
Walgreen Company              COM               931422109         245       7,464 SH       SOLE                  6,210         1,254
Wells Fargo & Co New          COM               949746101         223       9,229 SH       SOLE                  5,329         3,900